Summary of significant accounting policies (Detail Textuals 2)	12 Months Ended
Jun. 30, 2013
Business Acquisition [Line Items]
Voting interest in privately held companies	Less than 20
Chinese Value added tax	17.00%
Percentage of threshold limit for recognized tax benefit realized on examination	50.00%
Minimum
Business Acquisition [Line Items]
Percentage of ownership interest in voting stock	20.00%
Maximum
Business Acquisition [Line Items]
Percentage of ownership interest in voting stock	50.00%
Xingsheng Coal
Business Acquisition [Line Items]
Percentage of noncontrolling interests	40.00%